Securityholders Agreement	12 Months Ended
Dec. 31, 2010
Securityholders Agreement
Securityholders Agreement

13. Securityholders Agreement

        Irving Place Capital and certain members of our management that acquired securities of Parent in connection with the merger entered into a securityholders agreement that governs certain relationships among, and contain certain rights and obligations of, such stockholders. The securityholders agreement, among other things:

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  limits the ability of the stockholders to transfer their securities in Parent, except in certain permitted transfers as defined therein;

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  provides for certain co-sale rights; and

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  provides for certain rights of first refusal with respect to transfers by stockholders other than to certain permitted transferees.